Operating Profit - Auditor Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Audit of the financial statements	£ 1,463	£ 1,922	£ 1,467
Subsidiary local statutory audits	128	140	108
Sarbanes-Oxley Act attestation fees	1,473	1,442	1,506
Total audit fees	3,064	3,504	3,081
Quarterly review fees	299	285	260
Transition fees	0	0	180
Total audit related fees	299	285	440
Tax fees	80	245	377
All other fees	18	96	202
Total auditor’s remuneration	£ 3,461	£ 4,130	£ 4,100